Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: January 2016

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Fourth Amended and Restated Indenture, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Indenture”), and the Third Amended and Restated Asset Pool One Supplement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent.

2.	As of the date hereof, Chase Bank USA, National Association is the Servicer and Administrator under the Transfor and Servicing Agreement and Chase Card Funding LLC is the Transferor.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One

		Beginning Balance	Ending Balance
	Principal Receivables	44,617,218,675.26	43,139,699,770.38
	Excess Funding Amount	0.00	0.00

	TOTAL	44,617,218,675.26	43,139,699,770.38

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
	CHASEseries		32,345,000,000.00

	TOTAL		32,345,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period		10,794,699,770.38

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period		2,156,984,988.52

5d.	Asset Pool One Pool Balance for the related Monthly Period		43,139,699,770.38

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period		31,920,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period		12,798,012,953.42

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	72.49%	9,277,847,012.18

	TOTAL	72.49%	9,277,847,012.18

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period		636,300,866.99

	Collections of Discount Receivables included in 7a above		0.38

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	72.49%	461,282,709.99

	TOTAL	72.49%	461,282,709.99

8a.	The Asset Pool One Servicing Fee for the related Monthly Period		55,771,523.34

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	72.49%	40,431,250.00

	TOTAL	72.49%	40,431,250.00

9a.	The Asset Pool One Default Amount for the related Monthly Period			87,765,244.06

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries		72.49%	63,624,916.64

	TOTAL		72.49%	63,624,916.64

10.	Delinquencies as of the last day of the related Monthly Period	Number of Accounts	Amount of Receivables (1)	Percentage of Total Receivables
	30-59 days	25,725	145,482,500.86	0.33%
	60-89 days	16,613	111,054,958.67	0.25%
	90-119 days	14,083	100,824,831.86	0.22%
	120-149 days	11,737	90,810,038.07	0.21%
	150-179 days	10,341	82,143,832.93	0.19%
	180 or more days	130	668,984.63	0.00%

	TOTAL	78,629	530,985,147.02	1.20%

11.	Losses and Recoveries for the related Monthly Period
	Average Pool Balance (2)			44,617,218,675.26
	Gross Losses (3)			97,587,137.43
	Gross Losses as a Percentage of Average Pool Balance			2.62%
	Recoveries (4)			9,821,893.37
	Net Losses (5)			87,765,244.06
	Net Losses as a Percentage of Average Pool Balance			2.36%
	Number of Accounts Charged Off During the Monthly Period			15,780
	Average Net Loss Amount on Accounts Charged Off during the Monthly Period			5,561.80

12.	Change in Sponsor’s or affiliate’s interest in securities for the related Monthly Period

	As of Last Day of Previous Monthly Period		As of Last Day of Monthly Period
CHASEseries Notes Held the Sponsor or an Affiliate	Tranche	Amount	Tranche	Amount
	Class B (2010-03)	75,000,000.00	Class B (2010-03)	75,000,000.00
	Class B (2012-02)	1,000,000,000.00	Class B (2012-02)	1,000,000,000.00
	Class B (2013-01)	750,000,000.00	Class B (2013-01)	750,000,000.00
	Class B (2015-01)	750,000,000.00	Class B (2015-01)	750,000,000.00
	Class C (2010-03)	75,000,000.00	Class C (2010-03)	75,000,000.00
	Class C (2012-02)	1,000,000,000.00	Class C (2012-02)	1,000,000,000.00
	Class C (2013-01)	750,000,000.00	Class C (2013-01)	750,000,000.00
	Class C (2015-01)	750,000,000.00	Class C (2015-01)	750,000,000.00

		5,150,000,000.00		5,150,000,000.00

(1)	The amount of receivables reflected includes all principal, finance charge and fee amounts due from cardholders as of the date specified.

(2)	Average Pool Balance means “Asset Pool One Average Principal Balance” as defined in the Asset Pool One Supplement.

(3)	Gross Losses are charge-offs of principal receivables. Gross Losses do not include the amount of any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(4)	Recoveries are amounts received on previously charged-off receivables during the related Monthly Period, and allocated to the issuing entity pro rata, based on the amount of gross losses in the issuing entity as a percentage of gross losses in the Servicer’s managed portfolio of credit card receivables for the related Monthly Period.

(5)	Net Losses are Gross Losses minus Recoveries. Net Losses do not include any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date February 11, 2016.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Executive Director